FINANCIAL INSTRUMENTS - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS
Short-term bank loan and credit	$ 2,505
Liquidity risk
FINANCIAL INSTRUMENTS
Trade payables	3,234	$ 587
User accounts	3,328	9,201
Accrued expenses and other payables	4,750	2,873
Short-term bank loan and credit	2,505
Lease liabilities	1,081	1,827
Contingent consideration	2,536	600
Total	17,434	15,088
Liquidity risk | Less than one year
FINANCIAL INSTRUMENTS
Trade payables	3,234	587
User accounts	3,328	9,201
Accrued expenses and other payables	4,750	2,873
Short-term bank loan and credit	2,505
Lease liabilities	657	702
Contingent consideration	286	300
Total	14,760	13,663
Liquidity risk | 1 to 2 years
FINANCIAL INSTRUMENTS
Lease liabilities	422	658
Contingent consideration	1,250	300
Total	1,672	958
Liquidity risk | 2 to 3 years
FINANCIAL INSTRUMENTS
Lease liabilities	2	467
Contingent consideration	1,000
Total	$ 1,002	$ 467